Consolidated Balance Sheets (Restated) (Parenthetical) - $ / shares	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Undesignated preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Undesignated preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Undesignated preferred stock, shares issued	0	0	0
Undesignated preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares, issued	49,999,891	49,999,891	49,999,891
Common stock, shares outstanding	49,999,891	49,999,891	49,999,891